Supplement to the

Fidelity® Sustainable Low Duration Bond ETF

December 30, 2023

STATEMENT OF ADDITIONAL INFORMATION

Effective March 1, 2024, the fund’s sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended. The following information supplements similar information found in the “Management Contract” section.

Under the terms of the sub-advisory agreements, FMR pays each sub-adviser monthly fees equal to 110% of the sub-adviser’s costs for providing sub-advisory services.

The following information supplements information found in the “Proxy Voting Guidelines” section.

Fidelity votes proxies on behalf of the funds in accordance with the Fidelity Proxy Voting Guidelines below. In addition, with respect to the fund, Fidelity applies the Fidelity Sustainable Proxy Voting Guidelines below to shareholder proposals related to natural and human capital topics in lieu of Section V of the Fidelity Proxy Voting Guidelines. All other proposals for companies held by the fund will be voted in accordance with the Fidelity Proxy Voting Guidelines.

Sustainable Proxy Voting Guidelines – Shareholder Proposals on Natural and Human Capital Issues

January 2024

I.	INTRODUCTION

These guidelines are intended to help Fidelity’s customers and the companies in which Fidelity invests understand how the team of investment professionals supporting Fidelity’s sustainable investing strategies (the “sustainable investing team” or “we”) consider, evaluate, and generally vote, on natural and human capital issues that our research has determined are financially material.

For companies held by Fidelity’s sustainable investing strategies, including Fidelity funds listed on Exhibit 1, as amended from time to time (“Sustainable Funds”), shareholder proposals related to natural and human capital topics that generally would be voted in accordance with Section V of the Fidelity Proxy Voting Guidelines1 will be voted instead in accordance with these sustainable guidelines, which augment Section V of the Fidelity Proxy Voting Guidelines. All other proposals for companies held by the Sustainable Funds other than those covered by Section V will continue to be voted in accordance with the Fidelity Proxy Voting Guidelines.

For proposals related to topics not specifically addressed by these guidelines and the principles outlined below, Fidelity starts from the same four-point decision-making framework outlined in Section V of the Fidelity Proxy Voting Guidelines and applies it through the lens of the Sustainable Funds’ investment objectives and strategies, which benefit from additional transparency and action on sustainability factors. Under the framework, Fidelity will first and foremost consider whether the proposal addresses a topic that our proprietary research has identified as financially material for the company in question. If the financial materiality threshold is met, we will consider the other elements of the framework, namely whether the proposal would provide valuable information to the business or to investors; whether it would improve transparency without being overly prescriptive; and whether compliance with the proposal is realistic or practical for the company. Importantly, we may evaluate certain elements of the framework (e.g., whether the proposal provides valuable information) differently for the Fidelity Sustainable Funds than for other funds Fidelity manages.

II.	TRANSPARENCY PRINCIPLES

Fidelity believes that transparency is critical to sound corporate governance. Transparency allows investors to better engage with companies with the goal of creating value for the company and shareholders while mitigating potential risks. In evaluating natural and human capital shareholder proposals for the Sustainable Funds, we begin from Fidelity’s overarching approach to stewardship (as outlined in the Stewardship Principles2) and apply the additional voting principles outlined below. On each topic, our goal is to ensure a complete understanding of a company’s oversight, process, and progress. To that end, for each topic, we expect companies to share a description of the management and relevant governance process(es), or policies and share relevant data to improve transparency. Where appropriate, we also encourage target or goal setting that allows companies and investors to track progress on the topic more effectively.

III.	NATURAL CAPITAL

Companies that deploy natural resources efficiently and consider the effects of the environment on their assets (including physical assets) are better positioned to deliver value now and in the future.

Climate.

To better assess a company’s climate-related risks and opportunities we expect companies to:

•

Management: Describe specific strategic initiatives and capital allocation priorities supporting any reduction targets adopted as well as the company’s climate governance, oversight, and risk-management processes. Additionally, we expect companies to describe the potential risks and opportunities of various possible transition pathways (i.e., orderly, disorderly, status quo), including incorporating carbon pricing considerations and impact on business decisions.

•

Transparency: Disclose Scope 1, 2 and, where appropriate and available, material Scope 3 greenhouse gas (GHG) emissions using commonly accepted and consistent methodologies (e.g., the GHG Protocol); and, where material and feasible to the company, disclose direct measurement and industry equivalent calculation of intensity data, avoided emissions, and financed emissions information.

Where appropriate, we encourage companies to:

•

Targets: Set near-, medium-, and long-term reduction targets that are aligned with the business’s objectives. We prefer targets that are rigorous, science-based if available for the company’s sector, and which demonstrate alignment to global goals.

Natural Resources.

To better assess a company’s natural resources-related risks and opportunities, we expect companies to:

•

Management: Publish a description of the governance and oversight of financially material issues related to natural resource management and implement initiatives to limit or mitigate natural resource impacts.

•

Transparency: Provide quantitative disclosure of material impacts to natural resources (i.e., water usage, deforestation, biodiversity) effected through normal business operations, and mitigation plans to reduce those impacts.

Where appropriate, we encourage companies to:

•	Targets: Establish quantitative, timebound targets (e.g., water intensity, biodiversity loss) to enable investors to assess the company’s risk management and mitigation efforts.

Raw Materials & Waste.

To better assess a company’s exposure to risks and opportunities related to raw materials and waste, we expect companies to:

•

Management: Adopt supply chain management policies and governance structures that account for raw materials, describing relevant risks and oversight of those risks. Where feasible, we encourage companies to design processes and products that minimize waste to landfill.

•

Transparency: Provide quantitative disclosure on the use of raw materials, as well as waste generated by the company (i.e., volume of plastic waste, waste to landfill, percentage of raw materials certified to a sustainability standard).

Where appropriate, we encourage companies to:

•	Targets: Set goals or objectives for improvement of the reported metrics and strategies to achieve those goals.

IV.	HUMAN CAPITAL

No business can succeed over the long term without the support of employees, customers, suppliers, and the communities in which it operates. We find issuers that carefully manage and invest in these key relationships build lasting resilience and competitive advantage.

Workforce & Talent Management.

To better assess a company’s workforce related risks and opportunities we expect companies to (where, and to the extent, permitted by law):

•	Management: Publish a description of the oversight and/or governance processes for workforce related policies and procedures, including whistleblower, ethics, discrimination, and harassment policies.

•

Transparency: Publish: a) an adjusted pay gap analysis that includes all components of compensation (base, bonus and equity), evaluated at both a gender and racial level and b) an unadjusted pay gap analysis (which includes all components of compensation), defined as the average difference in pay between all genders and racial groups within a company; c) data showing the total number of employees, by race/ethnicity and gender, the number of employees in each job category, by race/ethnicity and gender, and the number of employees in each company location or major region of operation, by race/ethnicity and gender; d) total compensation and benefits costs by employee category; e) the total number of employees who have voluntarily left the company in a given period of time and their demographics.

Where appropriate, we encourage companies to:

•	Targets: Set goals or objectives for improvement of the reported metrics and strategies to achieve those goals.

Human Rights.

To better assess a company’s human-rights related risks and opportunities we expect companies to:

•

Management: Adopt a Supply Chain Code of Conduct (the “Code”) that is aligned with the United Nations Universal Declaration of Human Rights[3] and United Nations Guiding Principles on Business and Human Rights (UNGP) and describe the governance or accountability mechanism for enforcement of the Code or explaining why that may not be appropriate for their business.

•

Transparency: Consider whether, and how frequently, suppliers are audited for compliance with the company’s Code and the proportion of the supply chain – Tier 1, 2, and 3 where relevant – that is annually audited, along with summary findings and corrective actions taken by the company.

Where appropriate, we encourage companies to:

•	Targets: Set goals or objectives for improvement of the reported metrics and strategies to achieve those goals.

[1]	See Fidelity Proxy Voting Guidelines: https://www.fidelity.com/bin-public/060_www_fidelity_com/documents/Full-Proxy-Voting-Guidelines-for-Fidelity-Funds-Advised-by-FMRCo-or-FDS.pdf
[2]	See Fidelity Investments Stewardship Principles: https://www.fidelity.com/bin-public/060_www_fidelity_com/documents/about-fidelity/fidelity-stewardship-and-proxy-principles.pdf
[3]	Universal Declaration of Human Rights, United Nations, 10 December 1948, https://www.un.org/sites/un2.un.org/files/2021/03/udhr.pdf.

Exhibit 1

Sustainable Funds

Fidelity Sustainability Bond Index Fund
Fidelity Sustainable US Equity Fund
Fidelity Sustainable US Equity ETF
Fidelity Sustainable Emerging Markets Equity Fund
Fidelity Sustainable International Equity Fund
Fidelity Sustainable High Yield ETF
Fidelity Sustainable Core Plus Bond Fund
Fidelity Sustainable Core Plus Bond ETF
Fidelity Sustainable Intermediate Municipal Income Fund
Fidelity Sustainable Low Duration Bond Fund
Fidelity Sustainable Low Duration Bond ETF
Fidelity Environment & Alternative Energy Fund
Fidelity Women’s Leadership Fund
Fidelity Women’s Leadership ETF
Fidelity Water Sustainability Fund
Fidelity Climate Action Fund
Fidelity Environmental Bond Fund
Fidelity Healthy Future Fund
Fidelity SAI Sustainable US Equity Fund
Fidelity SAI Sustainable Future Fund
Fidelity SAI Sustainable Sector Fund
Fidelity SAI Sustainable Emerging Markets Equity Fund
Fidelity SAI Sustainable International Equity Fund
Fidelity SAI Sustainable Low Duration Income Fund
Fidelity SAI Sustainable Core Plus Bond Fund
Fidelity SAI Sustainable Municipal Income Fund
Fidelity SAI Sustainable Conservative Income Municipal Bond Fund
Fidelity Series Sustainable US Market Fund
Fidelity Series Sustainable Non-US Developed Markets Fund
Fidelity Series Sustainable Emerging Markets Fund
Fidelity Series Sustainable Investment-Grade Bond Fund

LDB-SSTK-0324-101 1.9909565.101	March 1, 2024

Supplement to the

Fidelity® Sustainable Core Plus Bond ETF

December 30, 2023

STATEMENT OF ADDITIONAL INFORMATION

Effective March 1, 2024, the fund’s sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended. The following information supplements similar information found in the “Management Contract” section.

Under the terms of the sub-advisory agreements, FMR pays each sub-adviser monthly fees equal to 110% of the sub-adviser’s costs for providing sub-advisory services.

The following information supplements information found in the “Proxy Voting Guidelines” section.

Fidelity votes proxies on behalf of the funds in accordance with the Fidelity Proxy Voting Guidelines below. In addition, with respect to the fund, Fidelity applies the Fidelity Sustainable Proxy Voting Guidelines below to shareholder proposals related to natural and human capital topics in lieu of Section V of the Fidelity Proxy Voting Guidelines. All other proposals for companies held by the fund will be voted in accordance with the Fidelity Proxy Voting Guidelines.

Sustainable Proxy Voting Guidelines – Shareholder Proposals on Natural and Human Capital Issues

January 2024

I.	INTRODUCTION

These guidelines are intended to help Fidelity’s customers and the companies in which Fidelity invests understand how the team of investment professionals supporting Fidelity’s sustainable investing strategies (the “sustainable investing team” or “we”) consider, evaluate, and generally vote, on natural and human capital issues that our research has determined are financially material.

For companies held by Fidelity’s sustainable investing strategies, including Fidelity funds listed on Exhibit 1, as amended from time to time (“Sustainable Funds”), shareholder proposals related to natural and human capital topics that generally would be voted in accordance with Section V of the Fidelity Proxy Voting Guidelines1 will be voted instead in accordance with these sustainable guidelines, which augment Section V of the Fidelity Proxy Voting Guidelines. All other proposals for companies held by the Sustainable Funds other than those covered by Section V will continue to be voted in accordance with the Fidelity Proxy Voting Guidelines.

For proposals related to topics not specifically addressed by these guidelines and the principles outlined below, Fidelity starts from the same four-point decision-making framework outlined in Section V of the Fidelity Proxy Voting Guidelines and applies it through the lens of the Sustainable Funds’ investment objectives and strategies, which benefit from additional transparency and action on sustainability factors. Under the framework, Fidelity will first and foremost consider whether the proposal addresses a topic that our proprietary research has identified as financially material for the company in question. If the financial materiality threshold is met, we will consider the other elements of the framework, namely whether the proposal would provide valuable information to the business or to investors; whether it would improve transparency without being overly prescriptive; and whether compliance with the proposal is realistic or practical for the company. Importantly, we may evaluate certain elements of the framework (e.g., whether the proposal provides valuable information) differently for the Fidelity Sustainable Funds than for other funds Fidelity manages.

II.	TRANSPARENCY PRINCIPLES

Fidelity believes that transparency is critical to sound corporate governance. Transparency allows investors to better engage with companies with the goal of creating value for the company and shareholders while mitigating potential risks. In evaluating natural and human capital shareholder proposals for the Sustainable Funds, we begin from Fidelity’s overarching approach to stewardship (as outlined in the Stewardship Principles2) and apply the additional voting principles outlined below. On each topic, our goal is to ensure a complete understanding of a company’s oversight, process, and progress. To that end, for each topic, we expect companies to share a description of the management and relevant governance process(es), or policies and share relevant data to improve transparency. Where appropriate, we also encourage target or goal setting that allows companies and investors to track progress on the topic more effectively.

III.	NATURAL CAPITAL

Companies that deploy natural resources efficiently and consider the effects of the environment on their assets (including physical assets) are better positioned to deliver value now and in the future.

Climate.

To better assess a company’s climate-related risks and opportunities we expect companies to:

•

Management: Describe specific strategic initiatives and capital allocation priorities supporting any reduction targets adopted as well as the company’s climate governance, oversight, and risk-management processes. Additionally, we expect companies to describe the potential risks and opportunities of various possible transition pathways (i.e., orderly, disorderly, status quo), including incorporating carbon pricing considerations and impact on business decisions.

•

Transparency: Disclose Scope 1, 2 and, where appropriate and available, material Scope 3 greenhouse gas (GHG) emissions using commonly accepted and consistent methodologies (e.g., the GHG Protocol); and, where material and feasible to the company, disclose direct measurement and industry equivalent calculation of intensity data, avoided emissions, and financed emissions information.

Where appropriate, we encourage companies to:

•

Targets: Set near-, medium-, and long-term reduction targets that are aligned with the business’s objectives. We prefer targets that are rigorous, science-based if available for the company’s sector, and which demonstrate alignment to global goals.

Natural Resources.

To better assess a company’s natural resources-related risks and opportunities, we expect companies to:

•

Management: Publish a description of the governance and oversight of financially material issues related to natural resource management and implement initiatives to limit or mitigate natural resource impacts.

•

Transparency: Provide quantitative disclosure of material impacts to natural resources (i.e., water usage, deforestation, biodiversity) effected through normal business operations, and mitigation plans to reduce those impacts.

Where appropriate, we encourage companies to:

•	Targets: Establish quantitative, timebound targets (e.g., water intensity, biodiversity loss) to enable investors to assess the company’s risk management and mitigation efforts.

Raw Materials & Waste.

To better assess a company’s exposure to risks and opportunities related to raw materials and waste, we expect companies to:

•

Management: Adopt supply chain management policies and governance structures that account for raw materials, describing relevant risks and oversight of those risks. Where feasible, we encourage companies to design processes and products that minimize waste to landfill.

•

Transparency: Provide quantitative disclosure on the use of raw materials, as well as waste generated by the company (i.e., volume of plastic waste, waste to landfill, percentage of raw materials certified to a sustainability standard).

Where appropriate, we encourage companies to:

•	Targets: Set goals or objectives for improvement of the reported metrics and strategies to achieve those goals.

IV.	HUMAN CAPITAL

No business can succeed over the long term without the support of employees, customers, suppliers, and the communities in which it operates. We find issuers that carefully manage and invest in these key relationships build lasting resilience and competitive advantage.

Workforce & Talent Management.

To better assess a company’s workforce related risks and opportunities we expect companies to (where, and to the extent, permitted by law):

•	Management: Publish a description of the oversight and/or governance processes for workforce related policies and procedures, including whistleblower, ethics, discrimination, and harassment policies.

•

Transparency: Publish: a) an adjusted pay gap analysis that includes all components of compensation (base, bonus and equity), evaluated at both a gender and racial level and b) an unadjusted pay gap analysis (which includes all components of compensation), defined as the average difference in pay between all genders and racial groups within a company; c) data showing the total number of employees, by race/ethnicity and gender, the number of employees in each job category, by race/ethnicity and gender, and the number of employees in each company location or major region of operation, by race/ethnicity and gender; d) total compensation and benefits costs by employee category; e) the total number of employees who have voluntarily left the company in a given period of time and their demographics.

Where appropriate, we encourage companies to:

•	Targets: Set goals or objectives for improvement of the reported metrics and strategies to achieve those goals.

Human Rights.

To better assess a company’s human-rights related risks and opportunities we expect companies to:

•

Management: Adopt a Supply Chain Code of Conduct (the “Code”) that is aligned with the United Nations Universal Declaration of Human Rights[3] and United Nations Guiding Principles on Business and Human Rights (UNGP) and describe the governance or accountability mechanism for enforcement of the Code or explaining why that may not be appropriate for their business.

•

Transparency: Consider whether, and how frequently, suppliers are audited for compliance with the company’s Code and the proportion of the supply chain – Tier 1, 2, and 3 where relevant – that is annually audited, along with summary findings and corrective actions taken by the company.

Where appropriate, we encourage companies to:

•	Targets: Set goals or objectives for improvement of the reported metrics and strategies to achieve those goals.

[1]	See Fidelity Proxy Voting Guidelines: https://www.fidelity.com/bin-public/060_www_fidelity_com/documents/Full-Proxy-Voting-Guidelines-for-Fidelity-Funds-Advised-by-FMRCo-or-FDS.pdf
[2]	See Fidelity Investments Stewardship Principles: https://www.fidelity.com/bin-public/060_www_fidelity_com/documents/about-fidelity/fidelity-stewardship-and-proxy-principles.pdf
[3]	Universal Declaration of Human Rights, United Nations, 10 December 1948, https://www.un.org/sites/un2.un.org/files/2021/03/udhr.pdf.

Exhibit 1

Sustainable Funds

Fidelity Sustainability Bond Index Fund
Fidelity Sustainable US Equity Fund
Fidelity Sustainable US Equity ETF
Fidelity Sustainable Emerging Markets Equity Fund
Fidelity Sustainable International Equity Fund
Fidelity Sustainable High Yield ETF
Fidelity Sustainable Core Plus Bond Fund
Fidelity Sustainable Core Plus Bond ETF
Fidelity Sustainable Intermediate Municipal Income Fund
Fidelity Sustainable Low Duration Bond Fund
Fidelity Sustainable Low Duration Bond ETF
Fidelity Environment & Alternative Energy Fund
Fidelity Women’s Leadership Fund
Fidelity Women’s Leadership ETF
Fidelity Water Sustainability Fund
Fidelity Climate Action Fund
Fidelity Environmental Bond Fund
Fidelity Healthy Future Fund
Fidelity SAI Sustainable US Equity Fund
Fidelity SAI Sustainable Future Fund
Fidelity SAI Sustainable Sector Fund
Fidelity SAI Sustainable Emerging Markets Equity Fund
Fidelity SAI Sustainable International Equity Fund
Fidelity SAI Sustainable Low Duration Income Fund
Fidelity SAI Sustainable Core Plus Bond Fund
Fidelity SAI Sustainable Municipal Income Fund
Fidelity SAI Sustainable Conservative Income Municipal Bond Fund
Fidelity Series Sustainable US Market Fund
Fidelity Series Sustainable Non-US Developed Markets Fund
Fidelity Series Sustainable Emerging Markets Fund
Fidelity Series Sustainable Investment-Grade Bond Fund

CPB-SSTK-0324-100 1.9911687.100	March 1, 2024